Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 1,150.7	$ 987.0	$ 918.1
Receivables, less allowance for doubtful accounts	414.2	393.2	323.5
Deferred income taxes	160.1	175.8	148.2
Prepayments and other current assets	251.3	184.1	156.4
Inventories	49.0	50.4	52.7
Assets held for sale	2.4
Total current assets	2,027.7	1,790.5	1,598.9
Land, buildings, riverboats and equipment
Land and land improvements		7,405.9	7,291.9
Buildings, riverboats and improvements		9,449.2	8,896.2
Furniture, fixtures and equipment		2,242.0	2,029.1
Construction in progress		661.0	988.8
Land, buildings, riverboats and equipment	19,870.0	19,758.1	19,206.0
Less: accumulated depreciation	(2,507.5)	(1,991.5)	(1,281.2)
Total property, plant and equipment, net	17,362.5	17,766.6	17,924.8
Assets held for sale			16.7
Goodwill	3,473.0	3,420.9	3,456.9
Intangible assets other than goodwill	4,703.2	4,711.8	4,951.3
Investments in and advances to non-consolidated affiliates	99.9	94.0	94.0
Restricted cash	465.3
Deferred charges and other	734.5	803.9	936.6
Total assets	28,866.1	28,587.7	28,979.2
Liabilities and Stockholders' Equity/(Deficit)
Accounts payable	276.2	251.4	260.8
Interest payable	385.5	201.5	195.6
Accrued expenses	1,084.7	1,074.3	1,074.8
Current portion of long-term debt	45.5	55.6	74.3
Total current liabilities	1,791.9	1,582.8	1,605.5
Long-term debt	19,575.1	18,785.5	18,868.8
Deferred credits and other	908.2	923.1	872.5
Deferred income taxes	5,349.0	5,623.7	5,856.9
Total liabilities	27,624.2	26,915.1	27,203.7
Redeemable non-controlling interests	36.0
Preferred stock			2,642.5
Stockholders' equity/(deficit)
Common stock	0.7	0.7	0.4
Additional paid-in capital	6,922.5	6,906.5	3,480.0
Accumulated deficit	(5,561.9)	(5,105.6)	(4,269.3)
Accumulated other comprehensive loss	(199.4)	(168.8)	(134.0)
Total Caesars Entertainment Corporation Stockholders' equity/(deficit)	1,161.9	1,632.8	(922.9)
Non-controlling interests	44.0	39.8	55.9
Total stockholders' equity/(deficit)	1,205.9	1,672.6	(867.0)
Total liabilities and Stockholder's equity/(deficit)	$ 28,866.1	$ 28,587.7	$ 28,979.2